Total
Supra Institutional Class Prospectus | FPA Crescent Fund
FPA Crescent Fund

FPA Crescent Fund – Supra Institutional Class (FPCSX)

Supplement dated February 18, 2022 to the Prospectus
dated April 30, 2021, as amended June 1, 2021

This Supplement amends information in the Prospectus for FPA Crescent Fund – Supra Institutional Class (the “Fund”), dated April 30, 2021, as amended June 1, 2021. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

The Fund’s Board of Trustees has unanimously approved the elimination of the Fund’s 2% redemption fee imposed on shares held less than 90 days. In order to eliminate the 2% redemption fee, the following sections are amended effective February 18, 2022, as follows:

The section titled “Shareholder Fees” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Supra Institutional Class Prospectus FPA Crescent Fund Supra Institutional Class USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	none
Exchange Fee	none

PLEASE RETAIN FOR FUTURE REFERENCE.